Schedule of Warrant Securities Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants	47,446	49,446
2022 Exchange Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants	47,446	47,446
Exercise Price	$ 5.70	$ 5.70
Expiration	September 2025	September 2025
2020 Warrants for Services [Member]
Class of Warrant or Right [Line Items]
Warrants		2,000
Exercise Price		$ 7.50
Expiration		January 2025